Net income/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2020
Net income/(loss) per share
Schedule of computation of basic and diluted net loss per share

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net income/(loss)	(416,694)	(104,420)	146,962
Denominator:
Weighted average ordinary shares outstanding
—basic	304,542,400	308,364,918	319,553,690
—diluted	304,542,400	308,364,918	341,503,118
Basic net income/(loss) per share attributable to ordinary shareholders	(1.37)	(0.34)	0.46
Diluted net income/(loss) per share attributable to ordinary shareholders	(1.37)	(0.34)	0.43
Basic net income/(loss) per ADS attributable to ordinary shareholders	(20.55)	(5.08)	6.90
Diluted net income/(loss) per ADS attributable to ordinary shareholders	(20.55)	(5.08)	6.46